Inventory (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Charge to cost of goods sold for obsolete inventory	$ 214,315	$ 821,782	$ 170,482	$ 444,485